                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hudson Bay Capital Management LP
Address:  120 Broadway, 40th Floor
          New York, New York 10271

Form 13F File Number: 028-12909

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles Winkler
Title:  Chief Operating Officer
Phone:  (212) 571-1244

Signature, Place, and Date of Signing:

         /s/Charles Winkler     New York, NY            2/14/11
         ------------------  -------------------  -------------------
            [Signature]         [City, State]           [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 121

Form 13F Information Table Value Total:  $708,059
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
--------            ----------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING   AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
--------------      ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- --------- ----
A POWER
  ENERGY
  GENERAT
  SYS L             COM               G04136100   2,855     522,948  SH         SOLE                522,948
AGFEED
  INDUSTRIES
  INC               COM               00846L101     120      40,664  SH         SOLE                 40,664
AIRGAS INC          COM               009363102   2,186      35,000  SH         SOLE                 35,000
AIRTRAN
  HLDGS INC         COM               00949P108   6,322     855,547  SH         SOLE                855,547
ALBERTO
  CULVER CO
  NEW               COM               013078100   9,795     264,445  SH         SOLE                264,445
ALCON INC           COM               H01301952  38,076     233,600  SH  PUT    SOLE                233,600
ALLEGHENY
  ENERGY INC        COM               017361106   2,245      92,600  SH         SOLE                 92,600
AMBAC FINL
  GROUP INC         COM               023139108      56     504,438  SH         SOLE                504,438
AMBAC FINL
  GROUP INC         COM               023139908       2      20,300  SH CALL    SOLE                 20,300
AMERICAN
  EXPRESS CO        COM                25816959     437      10,200  SH  PUT    SOLE                 10,200
ANNALY CAP
  MGMT INC          NOTE 4.000% 2/1   035710AA0  24,998  21,500,000 PRN         SOLE             21,500,000
AUSTRALIA
  ACQUISITION-UNIT  UNIT 99/99/9999   G06368123     983     100,300  SH         SOLE                100,300
BANK OF
  AMERICA
  CORPORATION       *W EXP 01/16/201  060505146   6,323     885,627  SH         SOLE                885,627
BANK OF
  AMERICA
  CORPORATION       *W EXP 10/28/201  060505153     589     220,590  SH         SOLE                220,590
BANK OF
  AMERICA
  CORPORATION       COM               060505904  11,580     868,100  SH CALL    SOLE                868,100
BANK OF
  AMERICA
  CORPORATION       COM               060505954   2,127     159,500  SH  PUT    SOLE                159,500

    COLUMN 1          COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
     --------      ----------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING   AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
--------------     ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- --------- ----
BANK OF NEW
  YORK MELLON
  CORP             COM               064058950     516      17,100  SH  PUT    SOLE                 17,100
BEACON POWER
  CORP             COM                73677106     335   1,523,188  SH         SOLE              1,523,188
BEAZER HOMES
  USA INC          UNIT 99/99/9999   07556Q501   5,347     225,600  SH         SOLE                225,600
BERKSHIRE
  HATHAWAY INC
  DEL              CL A              084670108  32,040         266  SH         SOLE                    266
BERKSHIRE
  HATHAWAY INC
  DEL              COM               084670902   1,458      18,200  SH CALL    SOLE                 18,200
BIOFUEL ENERGY
  CORP             COM               09064Y109     522     300,000  SH         SOLE                300,000
BIOSANTE
  PHARMACEUTICALS
  INC              COM NEW           09065V203   2,208   1,346,246  SH         SOLE              1,346,246
BLUELINX HLDGS
  INC              COM               09624H109     266      72,716  SH         SOLE                 72,716
BMP SUNSTONE
  CORP             COM               05569C105   3,216     324,520  SH         SOLE                324,520
BP PLC             COM               055622954   4,637     105,000  SH  PUT    SOLE                105,000
BUCYRUS INTL INC
  NEW              COM               118759109  11,948     133,648  SH         SOLE                133,648
CAPITAL ONE FINL
  CORP             *W EXP 11/14/201  14040H139     458      28,406  SH         SOLE                 28,406
CELL
  THERAPEUTICS
  INC              COM NO PAR        150934503     587   1,607,311  SH         SOLE              1,607,311
CELL
  THERAPEUTICS
  INC              COM               150934953      10      28,800  SH  PUT    SOLE                 28,800
CITIGROUP INC      COM               172967901     321      68,000  SH CALL    SOLE                 68,000
CITIGROUP INC      COM               172967951   1,740     368,000  SH  PUT    SOLE                368,000
CLEAN ENERGY
  FUELS CORP       COM               184499951     271      19,600  SH  PUT    SOLE                 19,600
CMS ENERGY CORP    NOTE 2.875%12/0   125896AW0  43,157  29,799,000 PRN         SOLE             29,799,000
CNA SURETY CORP    COM               12612L108   9,999     422,272  SH         SOLE                422,272
COMBIMATRIX WT
  MAY 01 14 9C     *W EXP 05/01/201  20009T113       0      66,000  SH         SOLE                 66,000
COMERICA INC       *W EXP 11/14/201  200340115     640      38,800  SH         SOLE                 38,800

   COLUMN 1          COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
    --------      ----------------- --------- -------- ------------------- ---------- -------- -------------------------
                                               VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING   AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
--------------    ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- --------- ----
COMMSCOPE INC     COM               203372107  10,069     322,532  SH         SOLE                322,532
COMPELLENT
  TECHNOLOGIES
  INC             COM               20452A108   1,430      51,815  SH         SOLE                 51,815
CPI
  INTERNATIONAL
  INC             COM               12618M100   2,475     127,890  SH         SOLE                127,890
CYTORI
  THERAPEUTICS
  INC             *W EXP 09/13/201  23283K113     385     108,326  SH         SOLE                108,326
DEL MONTE FOODS
  CO              COM               24522P103  13,442     715,000  SH         SOLE                715,000
DEL MONTE FOODS
  CO              COM               24522P903     902      48,000  SH CALL    SOLE                 48,000
DEVELOPERS
  DIVERSIFIED
  RLTY            NOTE 1.750%11/1   251591AX1  25,429  24,000,000 PRN         SOLE             24,000,000
DIONEX CORP       COM               254546104     602       5,100  SH         SOLE                  5,100
DISCOVER FINL
  SVCS            COM               254709908     213      11,500  SH CALL    SOLE                 11,500
E FUTURE
  INFORMATION
  TECH IN         SHS               G29438101     109      20,000  SH         SOLE                 20,000
EMERGENCY
  MEDICAL SVCS
  CORP            CL A              29100P102  11,082     171,515  SH         SOLE                171,515
EMERGENCY
  MEDICAL SVCS
  CORP            COM               29100P902   5,162      79,900  SH CALL    SOLE                 79,900
EMERGENCY
  MEDICAL SVCS
  CORP            COM               29100P952   6,480     100,300  SH  PUT    SOLE                100,300
EXCO RESOURCES
  INC             COM               269279402   6,404     329,783  SH         SOLE                329,783
FIFTH THIRD
  BANCORP         COM               316773900     152      10,400  SH CALL    SOLE                 10,400
FORD MTR CO DEL   *W EXP 01/01/201  345370134  18,338   2,250,000  SH         SOLE              2,250,000
FRONTIER
  COMMUNICATIONS
  CORP            COM               35906A108     117      11,977  SH         SOLE                 11,977
GENZYME CORP      COM               372917104  20,342     285,700  SH         SOLE                285,700
GENZYME CORP      COM               372917954  11,392     160,000  SH  PUT    SOLE                160,000
GOLDCORP INC
  NEW             COM               380956409   1,515      32,830  SH         SOLE                 32,830
GOLDMAN SACHS
  GROUP INC       COM               38141G104     222       1,321  SH         SOLE                  1,321

    COLUMN 1          COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
     --------      ----------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING   AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
--------------     ----------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
HARTFORD FINL
  SVCS GROUP INC   *W EXP 06/26/201  416515120  5,981     331,334  SH         SOLE               331,334
HECLA MNG CO       COM               422704906  1,126     100,000  SH CALL    SOLE               100,000
HERTZ GLOBAL
  HOLDINGS INC     NOTE 5.250% 6/0   42805TAA3  1,913   1,000,000 PRN         SOLE             1,000,000
HSN INC            COM               404303109  2,418      78,905  SH         SOLE                78,905
HYPERCOM CORP      COM               44913M105  5,137     613,755  SH         SOLE               613,755
ISHARES INC        COM               464286900  3,924      50,700  SH CALL    SOLE                50,700
ISHARES INC        COM               464286950  4,953      64,000  SH  PUT    SOLE                64,000
ISORAY INC         COM               46489V104  1,919   1,698,298  SH         SOLE             1,698,298
J CREW GROUP INC   COM               46612H402  7,050     163,410  SH         SOLE               163,410
JO-ANN STORES INC  COM               47758P307  4,041      67,100  SH         SOLE                67,100
JPMORGAN
  CHASE & CO       *W EXP 10/28/201  46634E114    499      34,560  SH         SOLE                34,560
JPMORGAN
  CHASE & CO       COM               46625H950  2,337      55,100  SH  PUT    SOLE                55,100
KANDI
  TECHNOLOGIES
  CORP             COM               483709101    163      30,882  SH         SOLE                30,882
KEYCORP NEW        COM               493267958    123      14,000  SH  PUT    SOLE                14,000
KING
  PHARMACEUTICALS
  INC              COM               495582108  7,485     532,760  SH         SOLE               532,760
LADISH INC         COM NEW           505754200  2,479      51,000  SH         SOLE                51,000
LINCOLN NATL
  CORP IND         *W EXP 07/10/201  534187117  3,554     180,496  SH         SOLE               180,496
LONGWEI
  PETROLEUM INV
  HLDG L           COM               543354104    477     200,000  SH         SOLE               200,000
MAGIC SOFTWARE
  ENTERPRISES L    ORD               559166103  3,625     594,001  SH         SOLE               594,001
MASSEY ENERGY
  COMPANY          COM               576206106  9,445     176,052  SH         SOLE               176,052
MASSEY ENERGY
  COMPANY          COM               576206956  5,472     102,000  SH  PUT    SOLE               102,000

   COLUMN 1          COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
    --------      ----------------- --------- -------- ------------------- ---------- -------- -------------------------
                                               VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING   AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
--------------    ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- --------- ----
MEDIACOM
  COMMUNICATIONS
  CORP            CL A              58446K105   5,418     640,392  SH         SOLE                640,392
METLIFE INC       COM               59156R958     479      10,800  SH  PUT    SOLE                 10,800
MGIC INVT CORP
  WIS             NOTE 5.000% 5/0   552848AD5  34,147  29,500,000 PRN         SOLE             29,500,000
MILLER PETE INC   COM               600577950     158      30,500  SH  PUT    SOLE                 30,500
MORGAN STANLEY    COM               617446908     519      19,100  SH CALL    SOLE                 19,100
MOTOROLA INC      COM               620076109   2,877     317,200  SH         SOLE                317,200
NICOR INC         COM               654086107     235       4,713  SH         SOLE                  4,713
NOVARTIS A G      COM               66987V959  29,127     494,100  SH  PUT    SOLE                494,100
OILSANDS QUEST
  INC             *W EXP 05/12/201  678046129       3      65,300  SH         SOLE                 65,300
OMNICARE INC      NOTE 3.750%12/1   681904AN8   3,906   3,500,000 PRN         SOLE              3,500,000
PACWEST
  BANCORP DEL     COM               695263953     213      10,000  SH  PUT    SOLE                 10,000
PETROLEO
  BRASILEIRO SA   SPONSORED
  PETRO           ADR               71654V408   2,344      61,937  SH         SOLE                 61,937
PETROLEO
  BRASILEIRO SA
  PETRO           COM               71654V958   4,162     110,000  SH  PUT    SOLE                110,000
PMI GROUP INC     NOTE 4.500% 4/1   69344MAK7  38,559  46,178,000 PRN         SOLE             46,178,000
POWERSHS DB US
  DOLLAR INDEX    COM               73936D907  11,632     512,200  SH CALL    SOLE                512,200
POWERSHS DB US
  DOLLAR INDEX    COM               73936D957   2,112      93,000  SH  PUT    SOLE                 93,000
PULTE GROUP INC   COM               745867951      79      10,600  SH  PUT    SOLE                 10,600
RADIAN GROUP
  INC             NOTE 3.000%11/1   750236AK7  39,208  40,125,000 PRN         SOLE             40,125,000
REGIONS
  FINANCIAL CORP
  NEW             COM               7591EP900      75      10,800  SH CALL    SOLE                 10,800
ROYCE VALUE TR
  INC             COM               780910105     408      28,058  SH         SOLE                 28,058
SEALY CORP        SR SECD 3RD 8%    812139400  11,768     134,878 PRN         SOLE                134,878

    COLUMN 1          COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
     --------      ----------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING   AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
--------------     ----------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
SELECT SECTOR
  SPDR TR......... COM               81369Y955     738     46,300  SH  PUT    SOLE                46,300
SONIC
  SOLUTIONS....... COM               835460106   1,346     89,700  SH         SOLE                89,700
SPDR S&P 500 ETF
  TR.............. COM               78462F953   6,289     50,000  SH  PUT    SOLE                50,000
STANLEY BLACK &
  DECKER INC...... UNIT 99/99/9999   854502309   4,346     40,000  SH         SOLE                40,000
SYNIVERSE HLDGS
  INC............. COM               87163F106   8,972    290,836  SH         SOLE               290,836
T-3 ENERGY SRVCS
  INC............. COM               87306E107     813     20,424  SH         SOLE                20,424
TALECRIS
  BIOTHERAPEUTICS
  HLD............. COM               874227101   2,645    113,500  SH         SOLE               113,500
TALECRIS
  BIOTHERAPEUTICS
  HLD............. COM               874227951  10,210    438,200  SH  PUT    SOLE               438,200
TODD SHIPYARDS
  CORP DEL........ COM               889039103   1,392     62,179  SH         SOLE                62,179
TRAVELERS
  COMPANIES
  INC............. COM               89417E909     568     10,200  SH CALL    SOLE                10,200
TRAVELERS
  COMPANIES
  INC............. COM               89417E959   8,038    144,300  SH  PUT    SOLE               144,300
UNUM GROUP........ COM               91529Y906     259     10,700  SH CALL    SOLE                10,700
US BANCORP
  DEL............. COM               902973954     676     25,100  SH  PUT    SOLE                25,100
VALLEY NATL
  BANCORP......... *W EXP 11/14/201  919794131      27     10,241  SH         SOLE                10,241
VECTOR GROUP
  LTD............. DBCV 6/1          92240MAL2   5,258  4,500,000 PRN         SOLE             4,500,000
VERIZON
  COMMUNICATIONS
  INC............. COM               92343V104   1,785     49,900  SH         SOLE                49,900
VORNADO RLTY L
  P............... DEB 3.875% 4/1    929043AC1   2,781  2,500,000 PRN         SOLE             2,500,000
WELLS FARGO &
  CO NEW.......... COM               949746951   2,290     73,900  SH  PUT    SOLE                73,900
WESCO FINL
  CORP............ COM               950817106  21,083     57,227  SH         SOLE                57,227
ZOOM
  TECHNOLOGIES
  INC............. COM NEW           98976E301     574    133,332  SH         SOLE               133,332
VERIZON
  COMMUNICATIONS
  INC............. COM               92343V954   1,789     50,000  SH  PUT    SOLE                50,000